4. Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
New Standards and Interpretations Applied for First Time

Standard/interpretation	Effective Date(1)
Amendments to References to the Conceptional Framework	January 1, 2020
Amendments to IAS 1 and IAS 8: Definition of Material	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7:
Interest Rate Benchmark Reform	January 1, 2020
Amendments to IFRS 3 Business Combination	January 1, 2020
Amendment to IFRS 16 Leases Covid 19-Related Rent Concessions	June 1, 2020

(1) Shall apply for periods beginning on or after the date shown in the effective date column.

New Standards and Interpretations Not Yet Adopted

Standard/interpretation	Effective Date(1)
Amendments to IAS 1 Presentation of Financial Statements:
Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IFRS 3 Business Combinations	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment	January 1, 2022
Amendments to AS 37 Provisions, Contingent Liabilities and Contingent Assets	January 1, 2022
Annual Improvements 2018-2020	January 1, 2022
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and I FRS 16 Interest Rate Benchmark Reform—Phase 2	January 1, 2021

(1) Shall apply for periods beginning on or after the date shown in the effective date column.